Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—36.5%
Communication Services—2.3%
Alphabet, Inc. Class A(1)	48	$68
Alphabet, Inc. Class C(1)	46	65
Charter Communications, Inc. Class A(1)	127	65
Comcast Corp. Class A	3,870	151
DISH Network Corp. Class A(1)	214	7
Facebook, Inc. Class A(1)	383	87
Live Nation Entertainment, Inc.(1)	77	3
Netflix, Inc.(1)	237	108
T-Mobile US, Inc.(1)	2,079	217
Twitter, Inc.(1)	126	4
Walt Disney Co. (The)	977	109
		884

Consumer Discretionary—9.9%
Advance Auto Parts, Inc.	187	27
Amazon.com, Inc.(1)	74	204
Aptiv plc	2,141	167
AutoZone, Inc.(1)	63	71
Best Buy Co., Inc.	2,531	221
Booking Holdings, Inc.(1)	7	11
BorgWarner, Inc.	1,696	60
CarMax, Inc.(1)	435	39
Carnival Corp.	1,683	28
Chipotle Mexican Grill, Inc.(1)	19	20
Darden Restaurants, Inc.	95	7
Dollar General Corp.	430	82
Dollar Tree, Inc.(1)	410	38
Domino’s Pizza, Inc.	29	11
eBay, Inc.	115	6
Expedia Group, Inc.	23	2
Ford Motor Co.	15,851	96
Garmin Ltd.	2,273	222
General Motors Co.	5,040	127
Hilton Worldwide Holdings, Inc.	981	72
Home Depot, Inc. (The)	645	162
Horton (D.R.), Inc.	1,344	74
Kohl’s Corp.	10,905	226
Las Vegas Sands Corp.	2,504	114
Leggett & Platt, Inc.	2,745	96
Lennar Corp. Class A	1,116	69
Lowe’s Cos., Inc.	449	61
Marriott International, Inc. Class A	931	80
McDonald’s Corp.	546	101
MGM Resorts International	3,584	60
Mohawk Industries, Inc.(1)	1,267	129
Newell Brands, Inc.	14,249	226
NIKE, Inc. Class B	2,285	224
Norwegian Cruise Line Holdings Ltd.(1)	899	15
NVR, Inc.(1)	14	46
O’Reilly Automotive, Inc.(1)	201	85
PulteGroup, Inc.	1,008	34
Royal Caribbean Cruises Ltd.	595	30
Starbucks Corp.	852	63
Target Corp.	842	101
Tiffany & Co.	609	74
Tractor Supply Co.	641	84
Ulta Beauty, Inc.(1)	308	63
Wynn Resorts Ltd.	699	52
	Shares	Value

Consumer Discretionary—continued
Yum! Brands, Inc.	222	$19
		3,799

Consumer Staples—1.1%
Coty, Inc. Class A	1,407	6
Estee Lauder Cos., Inc. (The) Class A	1,144	216
Sysco Corp.	4,083	223
		445

Energy—1.2%
Apache Corp.	601	8
Baker Hughes Co.	2,754	42
Cabot Oil & Gas Corp.	605	10
Concho Resources, Inc.	308	16
ConocoPhillips	1,666	70
Devon Energy Corp.	601	7
Diamondback Energy, Inc.	253	11
EOG Resources, Inc.	902	46
Halliburton Co.	3,611	47
Hess Corp.	395	21
Marathon Oil Corp.	1,208	7
National Oilwell Varco, Inc.	1,655	20
Noble Energy, Inc.	819	7
Pioneer Natural Resources Co.	256	25
Schlumberger Ltd.	5,776	106
TechnipFMC plc	1,867	13
		456

Financials—2.9%
American Express Co.	1,242	118
American International Group, Inc.	4,106	128
Aon plc Class A	362	70
Assurant, Inc.	287	30
Capital One Financial Corp.	844	53
Cboe Global Markets, Inc.	80	7
Citizens Financial Group, Inc.	434	11
CME Group, Inc.	262	43
Comerica, Inc.	144	5
Discover Financial Services	575	29
Fifth Third Bancorp	766	15
First Republic Bank	184	19
Gallagher (Arthur J.) & Co.	297	29
Hartford Financial Services Group, Inc. (The)	1,703	66
Huntington Bancshares, Inc.	1,101	10
Intercontinental Exchange, Inc.	400	37
KeyCorp	1,043	13
M&T Bank Corp.	137	14
MarketAxess Holdings, Inc.	27	13
Marsh & McLennan Cos., Inc.	786	84
Moody’s Corp.	118	32
MSCI, Inc.	63	21
Nasdaq, Inc.	83	10
People’s United Financial, Inc.	440	5
PNC Financial Services Group, Inc. (The)	450	47
Regions Financial Corp.	1,015	11
S&P Global, Inc.	176	58
SVB Financial Group(1)	55	12
Synchrony Financial	996	22
Truist Financial Corp.	1,432	54
Willis Towers Watson plc	201	40
See Notes to Schedule of Investments

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Financials—continued
Zions Bancorp NA	172	$6
		1,112

Health Care—1.7%
Abbott Laboratories	437	40
ABIOMED, Inc.(1)	11	3
Agilent Technologies, Inc.	228	20
Anthem, Inc.	130	34
Baxter International, Inc.	126	11
Becton Dickinson and Co.	74	18
Bio-Rad Laboratories, Inc. Class A(1)	16	7
Boston Scientific Corp.(1)	343	12
Centene Corp.(1)	292	19
Danaher Corp.	155	27
DexCom, Inc.(1)	22	9
Edwards Lifesciences Corp.(1)	153	11
Hologic, Inc.(1)	62	4
Humana, Inc.	68	26
IDEXX Laboratories, Inc.(1)	21	7
Illumina, Inc.(1)	110	41
Intuitive Surgical, Inc.(1)	29	16
IQVIA Holdings, Inc.(1)	131	19
Medtronic plc	329	30
Mettler-Toledo International, Inc.(1)	18	14
PerkinElmer, Inc.	82	8
ResMed, Inc.	35	7
STERIS plc	21	3
Stryker Corp.	78	14
Teleflex, Inc.	11	4
Thermo Fisher Scientific, Inc.	296	107
UnitedHealth Group, Inc.	490	145
Varian Medical Systems, Inc.(1)	22	3
Waters Corp.(1)	46	8
Zimmer Biomet Holdings, Inc.	51	6
		673

Industrials—5.2%
AMETEK, Inc.	431	39
Cintas Corp.	474	126
Copart, Inc.(1)	1,157	96
CSX Corp.	739	52
Deere & Co.	1,434	225
Dover Corp.	157	15
Eaton Corp. plc	762	67
Emerson Electric Co.	1,130	70
Equifax, Inc.	326	56
Fastenal Co.	2,620	112
Flowserve Corp.	140	4
Fortive Corp.	327	22
Hunt (JB) Transport Services, Inc.	722	87
IDEX Corp.	84	13
IHS Markit Ltd.	1,079	81
Illinois Tool Works, Inc.	314	55
Ingersoll Rand, Inc.(1)	380	11
Kansas City Southern	94	14
Nielsen Holdings plc	941	14
Norfolk Southern Corp.	252	44
Old Dominion Freight Line, Inc.	799	135
Otis Worldwide Corp.	454	26
Parker-Hannifin Corp.	138	25
Pentair plc	177	7
	Shares	Value

Industrials—continued
Republic Services, Inc.	731	$60
Rockwell Automation, Inc.	219	47
Rollins, Inc.	486	21
Snap-on, Inc.	60	8
Stanley Black & Decker, Inc.	172	24
Union Pacific Corp.	669	113
United Rentals, Inc.(1)	327	49
Verisk Analytics, Inc.	431	73
W.W. Grainger, Inc.	196	62
Waste Management, Inc.	1,339	142
Xylem, Inc.	197	13
		2,008

Information Technology—5.2%
Adobe, Inc.(1)	169	74
Advanced Micro Devices, Inc.(1)	233	12
Akamai Technologies, Inc.(1)	936	100
Analog Devices, Inc.	74	9
ANSYS, Inc.(1)	30	9
Apple, Inc.	575	210
Applied Materials, Inc.	1,536	93
Autodesk, Inc.(1)	77	18
Automatic Data Processing, Inc.	84	12
Broadcom, Inc.	82	26
Broadridge Financial Solutions, Inc.	23	3
Cadence Design Systems, Inc.(1)	97	9
Citrix Systems, Inc.	40	6
Fidelity National Information Services, Inc.	122	16
Fiserv, Inc.(1)	110	11
FleetCor Technologies, Inc.(1)	16	4
FLIR Systems, Inc.	768	31
Fortinet, Inc.(1)	17	2
Global Payments, Inc.	59	10
Hewlett Packard Enterprise Co.	185	2
HP, Inc.	202	4
Intel Corp.	850	51
Intuit, Inc.	91	27
IPG Photonics Corp.(1)	241	39
Jack Henry & Associates, Inc.	15	3
Keysight Technologies, Inc.(1)	1,094	110
KLA Corp.	262	51
Lam Research Corp.	237	77
Mastercard, Inc. Class A	174	51
Maxim Integrated Products, Inc.	54	3
Microchip Technology, Inc.	49	5
Micron Technology, Inc.(1)	216	11
Microsoft Corp.	958	195
NetApp, Inc.	32	1
NortonLifeLock, Inc.	68	1
NVIDIA Corp.	124	47
Oracle Corp.	263	15
Paychex, Inc.	62	5
Paycom Software, Inc.(1)	17	5
PayPal Holdings, Inc.(1)	233	41
Qorvo, Inc.(1)	24	3
QUALCOMM, Inc.	225	21
salesforce.com, Inc.(1)	315	59
Seagate Technology plc	32	2
ServiceNow, Inc.(1)	25	10
Skyworks Solutions, Inc.	34	4
Synopsys, Inc.(1)	53	10
TE Connectivity Ltd.	2,256	184

See Notes to Schedule of Investments

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Information Technology—continued
Texas Instruments, Inc.	185	$23
Tyler Technologies, Inc.(1)	14	5
VeriSign, Inc.(1)	588	122
Visa, Inc. Class A	332	64
Western Digital Corp.	41	2
Western Union Co. (The)	81	2
Xerox Holdings Corp.	26	—(2)
Xilinx, Inc.	47	5
Zebra Technologies Corp. Class A(1)	310	79
		1,994

Materials—4.1%
Air Products and Chemicals, Inc.	299	72
Albemarle Corp.	123	9
Ball Corp.	3,188	222
Celanese Corp.	137	12
Dow, Inc.	3,528	144
DuPont de Nemours, Inc.	858	46
Eastman Chemical Co.	3,216	224
Ecolab, Inc.	288	57
Freeport-McMoRan, Inc.	19,621	227
International Flavors & Fragrances, Inc.	125	15
Linde plc	705	150
LyondellBasell Industries NV Class A	1,220	80
Newmont Corp.	3,666	226
PPG Industries, Inc.	273	29
Sherwin-Williams Co. (The)	94	54
		1,567

Real Estate—2.3%
American Tower Corp.	254	66
CBRE Group, Inc. Class A(1)	4,947	224
Crown Castle International Corp.	242	40
Digital Realty Trust, Inc.	159	23
Duke Realty Corp.	1,008	36
Equinix, Inc.	52	36
Extra Space Storage, Inc.	75	7
Federal Realty Investment Trust	262	22
Iron Mountain, Inc.	163	4
Kimco Realty Corp.	1,612	21
Prologis, Inc.	1,996	186
Public Storage	87	17
Realty Income Corp.	1,280	76
Regency Centers Corp.	630	29
SBA Communications, Corp.	66	20
Simon Property Group, Inc.	1,045	71
Weyerhaeuser Co.	428	10
		888

Utilities—0.6%
American Water Works Co., Inc.	1,736	223
Total Common Stocks (Identified Cost $13,477)		14,049

	Shares	Value

Exchange-Traded Funds(3)—57.8%
Invesco DB Gold Fund	24,213	$1,288
Invesco DB US Dollar Index Bullish Fund	48,434	1,275
iShares 1-3 Year Treasury Bond ETF	26,531	2,298
iShares China Large-Cap Index Fund	28,914	1,148
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,105	2,301
iShares iBoxx High Yield Corporate Bond ETF	28,309	2,310
iShares JP Morgan USD Emerging Markets Bond ETF	21,122	2,307
iShares MSCI Germany ETF	42,811	1,161
iShares MSCI Japan ETF	20,907	1,148
iShares MSCI South Korea ETF	20,131	1,150
iShares MSCI Switzerland ETF	29,623	1,154
iShares MSCI Taiwan ETF	28,619	1,151
iShares TIPS Bond ETF	18,640	2,293
iShares U.S. Real Estate ETF	16,408	1,293
Total Exchange-Traded Funds (Identified Cost $21,762)		22,277

Rights—0.0%
Communication Services—0.0%
T-Mobile US, Inc.(1)	2,199	—(2)
Total Rights (Identified Cost $—)		—(2)

Total Long-Term Investments—94.3% (Identified Cost $35,239)		36,326

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(3)	163,396	163
Total Short-Term Investment (Identified Cost $163)		163

TOTAL INVESTMENTS—94.7% (Identified Cost $35,402)		$36,489
Other assets and liabilities, net—5.3%		2,053
NET ASSETS—100.0%		$38,542

Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Non-income producing.
(2)	Amount is less than $500.
(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

See Notes to Schedule of Investments

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$14,049	$14,049
Rights	—(1)	—(1)
Exchange-Traded Funds	22,277	22,277
Money Market Mutual Fund	163	163
Total Investments	$36,489	$36,489

(1)	Amount is less than $500.
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
There were no transfers into or out of Level 3 related to securities held at June 30, 2020.
See Notes to Schedule of Investments

RAMPART MULTI-ASSET TREND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.